Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 17,077		€ 17,710		€ 20,408
Principal	16,049		16,468		18,932
Interest	1,028	[1]	1,242	[2]	1,476	[3]
Net cash flows related to derivative instruments	161		143		209
Total	17,238		17,853		20,617
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,328		2,153		4,206
Principal	4,105		1,917		3,928
Interest	223	[1]	236	[2]	278	[3]
Net cash flows related to derivative instruments	71		47		24
Total	4,399		2,200		4,230
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,226		2,912		868
Principal	3,047		2,703		661
Interest	179	[1]	209	[2]	207	[3]
Net cash flows related to derivative instruments	34		32		60
Total	3,260		2,944		928
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,288		3,187		2,803
Principal	1,151		3,011		2,601
Interest	137	[1]	176	[2]	202	[3]
Net cash flows related to derivative instruments	34		23		38
Total	1,322		3,210		2,841
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,780		1,285		3,184
Principal	1,667		1,151		3,011
Interest	113	[1]	134	[2]	173	[3]
Net cash flows related to derivative instruments	21		24		31
Total	1,801		1,309		3,215
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,388		1,719		1,283
Principal	1,300		1,607		1,151
Interest	88	[1]	112	[2]	132	[3]
Net cash flows related to derivative instruments	1		16		31
Total	1,389		1,735		1,314
Year 5 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	5,067		6,454		8,064
Principal	4,779		6,079		7,580
Interest	288	[1]	375	[2]	484	[3]
Net cash flows related to derivative instruments	0		1		25
Total	€ 5,067		€ 6,455		€ 8,089

[1]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2024
[2]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2023
[3]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2022